Borrowings (Details 2) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Medium-term notes (note (11))		¥ 1,757,000	$ 270,046	¥ 2,057,000
Other Long-term Debt		4,875,277	749,316	5,391,510
Less: current portion	[1]	(2,197,985)	(337,824)	(810,889)
Total long-term debt and medium-term notes		707,820	108,790	763,393
Bank Borrowings Guaranteed By Related Parties [Member]
Other Long-term Debt		29,000	4,457	33,000
Bank Borrowings Secured By Multiple Assets [Member]
Other Long-term Debt		201,932	31,036	300,962
China Development Bank [Member] | Secured Loan [Member]
Other Long-term Debt		¥ 2,887,345	$ 443,777	¥ 3,000,548

[1]	Short-term borrowings and current portion of long-term debts consist of the following: